Report of Directors Corporate Governance - Payments for loss of office (Details) $ in Millions				5 Months Ended	12 Months Ended
	Aug. 04, 2020 GBP (£)	Dec. 31, 2019	Aug. 05, 2019	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Contractual benefits | $					$ 8	$ 6	$ 5
John Flint
Disclosure of transactions between related parties [line items]
Notice period			12 months
Salary				£ 503,333
Fixed pay allowance				694,840
Cash in lieu of pension allowance				50,333
Contractual benefits				42,190
Contractual benefits, insurance related benefits				25,940
Contractual benefits, tax return and legal assistance				£ 16,250
Years of service			30 years
Non-compete provisions, period after employment ceases			2 years
Period to receive certain post-departure benefits after employment ceases (up to)			7 years
John Flint | Forecast
Disclosure of transactions between related parties [line items]
Unused holiday benefits	£ 306,400
Marc Moses
Disclosure of transactions between related parties [line items]
Notice period		12 months
Years of service		14 years
Non-compete provisions, period after employment ceases		2 years
Period to receive certain post-departure benefits after employment ceases (up to)		7 years
2017 LTI Award | Marc Moses
Disclosure of transactions between related parties [line items]
Number of shares awarded (in shares) | shares					384,405
2018 LTI Award | John Flint
Disclosure of transactions between related parties [line items]
Number of shares awarded (in shares) | shares					416,381
2018 LTI Award | Marc Moses
Disclosure of transactions between related parties [line items]
Number of shares awarded (in shares) | shares					292,973